Note 1 - Organization and Description of Business (Details Textual)	Jan. 31, 2019	Oct. 31, 2018
Brundage-Bone [Member]
Number of Stores	80	80
Number of States in which Entity Operates	22	22
Camfaud [Member]
Number of Stores	28	28
Eco-Pan [Member]
Number of Stores	14